RELATED PARTY TRANSACTIONS - Advisory Agreement (Details) - USD ($)	Apr. 20, 2023	Apr. 11, 2025
IPO [Member]
Related Party Transaction [Line Items]
Deferred Advisory Fee		$ 2,777,777
Ares Management Capital Markets LLC | Related Party
Related Party Transaction [Line Items]
Payment for IPO advisory fee	$ 2,000,000
Advisory fee deferred IPO	$ 3,500,000